INCOME TAXES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Required income from exports, percent	25.00%
Withholding tax rate	15.00%
Accumulated losses for income tax purposes	$ 71
Corporate tax rate	25.00%	25.00%	24.00%
Minimum [Member]
Corporate tax on income if approved enterprise status earnings are distributed	10.00%
Tax rate on dividend distributed generated from preferred income	15.00%
Maximum [Member]
Corporate tax on income if approved enterprise status earnings are distributed	25.00%
Tax rate on dividend distributed generated from preferred income	20.00%
Law for the Encouragement of Capital Investments Investment First Plan [Member]
Period of full tax exemption	4 years
Tax rate after full exemption period	25.00%
Post exemption period	3 years
Law for the Encouragement of Capital Investments Investment Plan Second and Third Plans [Member]
Period of full tax exemption	2 years
Tax rate after full exemption period	25.00%
Post exemption period	5 years
Preferred Area A [Member]
Withholding tax rate	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after	6.00%
Required percentage of export of company' s total turnover	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012	10.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	7.00%
Trapped Profits Law [Member] | Maximum [Member]
Beneficial tax rate to encourage distribution of profits	6.00%
Outside Preferred Area A [Member]
Withholding tax rate	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after	12.00%
Required percentage of export of company' s total turnover	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012	15.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	12.50%
Development area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after	6.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	7.00%
Corporate tax rate	9.00%
Outside development area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after	12.00%
Tax rate applicable to approved industrial enterprise, 2013-2014	12.50%
Corporate tax rate	16.00%